May 4, 2012

VIA EDGAR SYSTEM

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Parnassus Funds

File Nos. 002-93131 and 811-04044
Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of Parnassus Funds (the “Registrant”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1.    that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 34 to Form N-1A Registration Statement filed by the Registrant on April 30, 2012, which became effective that same day and is the most recent amendment to such registration statement; and

2.    that the text of Post-Effective Amendment No. 34 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 30, 2012.

Very truly yours,

PARNASSUS FUNDS

By:	/s/ John V. Skidmore II
John V. Skidmore II Chief Compliance Officer